Equity instruments - Detail by classification and type (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Total financial assets	$ 1,407,320	$ 1,361,558
Equity instruments.
Financial instruments
Total financial assets	6,409	2,884
SPAIN | Equity instruments.
Financial instruments
Total financial assets	6,409	2,884
Financial assets at fair value through profit or loss category | Equity instruments.
Financial instruments
Total financial assets	5,767	2,349
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Total financial assets	$ 642	$ 535